Anticipated Annual Amortization Expense (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Finite Lived Intangible Assets Amortization Expense [Line Items]
2015	$ 53
2016	77	$ 28
2017	73	25
2018	72	24
2019	69	$ 21
2020	$ 69